Intangible assets and goodwill - Additional Information (Detail) - RUB (₽) ₽ in Thousands	Dec. 31, 2019	Dec. 31, 2018	[1]	May 30, 2016
Disclosure of detailed information about intangible assets [abstract]
Goodwill	₽ 6,954,183	₽ 6,989,255
Percentage of voting equity interests acquired	100.00%			100.00%

[1]	The Group has initially applied IFRS 16 at January 1, 2019, using the modified retrospective approach. Under the approach, comparative information is not restated. See Note 4.